Investment Risks - MATTHEW 25 FUND	May 01, 2026
Prospectus [Line Items]
Risk [Text Block]	PRINCIPLE INVESTMENT RISKS
Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is non-diversified. Because the Fund invests a higher percentage of assets in fewer holdings than the average stock fund does, the Fund is subject to the risk of a price decline or loss due to a change in value of one, or a few of its portfolio holdings.

Multicap Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Multi-Cap Companies Risk. An additional risk will be from the Fund's investments in small and medium capitalization (cap) stocks. Generally, these stocks have higher risks of business failure, lesser liquidity and greater volatility in market price. Due to these factors, small and medium cap stocks have a greater possibility of price decline or loss as compared to large cap stocks. Since the Fund may hold small, medium and large cap stocks it is riskier than a fund which holds only large cap stocks.

WHO SHOULD INVEST

Investors who are seeking potential long-term appreciation and are willing to own stocks, in a portfolio, selected and managed by the Fund's investment adviser. Long-term, as determined by management and the investment adviser, is at least three years.

WHO SHOULD NOT INVEST

Investors not willing to accept the risks of owning stocks in a managed portfolio. The Fund is not for investors seeking to trade the stock market for short-term fluctuations.

General Securities Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]

General Securities Market Risk. As stock prices may fluctuate, so may the Fund's share price fluctuate within a wide range, so that an investor could lose money.

Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk.